Annual Fund Operating Expenses - Carillon Eagle Growth & Income Fund	Mar. 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.70%
Class R-3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.27%
Class R-5
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.72%
Class R-6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.62%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.08%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.97%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.73%